Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Recognized Amount - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized in profit or loss
Interest on lease liabilities	€ 153	€ 122	€ 89
Expenses relating to short-term leases	119	50	2
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	22	13	7
Amounts recognized in the statement of cash flows
Total cash outflow of leases	€ 1,065	€ 828	€ 569